Annual Total Returns - American Century Government Income Trust	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CAPITAL PRESERVATION FUND | CAPITAL PRESERVATION FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	4.82%	4.64%	1.19%	0.01%	0.25%	1.75%	1.38%	0.41%	0.01%	0.01%
GINNIE MAE FUND | GINNIE MAE FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	0.51%	4.71%	(11.51%)	(1.65%)	3.71%	6.16%	0.42%	1.21%	1.05%	0.77%
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	0.31%	3.50%	(12.55%)	(1.14%)	6.69%	6.16%	0.56%	2.14%	0.85%	0.51%
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	3.56%	3.68%	(3.96%)	(0.09%)	3.35%	2.91%	1.11%	0.21%	0.41%	0.11%
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	1.68%	3.16%	(12.38%)	6.37%	10.28%	7.85%	(2.51%)	3.08%	4.72%	(2.15%)